Investment Securities - Investment Securities Available-for-Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 61,817	$ 55,432
Available-for-sale securities, Unrealized Gains		660	980
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(4)	(3)
Available-for-sale securities, Unrealized Losses Other		(476)	(340)
Available-for-sale securities, Fair Value	[1]	61,997	56,069
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		4,611	2,622
Available-for-sale securities, Unrealized Gains		12	14
Available-for-sale securities, Unrealized Losses Other		(27)	(4)
Available-for-sale securities, Fair Value		4,596	2,632
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		50,056	44,668
Available-for-sale securities, Unrealized Gains		384	593
Available-for-sale securities, Unrealized Losses Other		(364)	(244)
Available-for-sale securities, Fair Value		50,076	45,017
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		316	399
Available-for-sale securities, Unrealized Gains		6	9
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(3)	(2)
Available-for-sale securities, Unrealized Losses Other		(1)	(1)
Available-for-sale securities, Fair Value		318	405
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		221	261
Available-for-sale securities, Unrealized Gains		20	20
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(1)	(1)
Available-for-sale securities, Fair Value		240	280
Commercial [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		52	112
Available-for-sale securities, Unrealized Gains			3
Available-for-sale securities, Fair Value		52	115
Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		548
Available-for-sale securities, Fair Value		560
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		16	18
Available-for-sale securities, Unrealized Gains		3	4
Available-for-sale securities, Fair Value		19	22
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		532	607
Available-for-sale securities, Unrealized Gains		9	13
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value		541	619
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		5,149	5,604
Available-for-sale securities, Unrealized Gains		169	265
Available-for-sale securities, Unrealized Losses Other		(2)	(1)
Available-for-sale securities, Fair Value		5,316	5,868
Obligations of Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			6
Available-for-sale securities, Fair Value			6
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		677	690
Available-for-sale securities, Unrealized Gains		3	3
Available-for-sale securities, Unrealized Losses Other		(70)	(79)
Available-for-sale securities, Fair Value		610	614
Perpetual Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		153	200
Available-for-sale securities, Unrealized Gains		20	27
Available-for-sale securities, Unrealized Losses Other		(12)	(10)
Available-for-sale securities, Fair Value		161	217
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		34	245
Available-for-sale securities, Unrealized Gains		34	29
Available-for-sale securities, Fair Value		$ 68	$ 274

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.